EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of ownership structure

			12/31/2025			12/31/2024
	Number of common shares	% of total shares	% of voting capital	Number of common shares	% of total shares	% of voting capital
Vicunha Aços S.A. (*)	552,412,693	41.66%	41.66%	552,412,693	41.66%	41.66%
Rio Iaco Participações S.A. (*)	45,706,242	3.45%	3.45%	45,706,242	3.45%	3.45%
CFL Ana Participações S.A.	62,353,852	4.70%	4.70%	132,523,251	9.99%	9.99%
Avelina Participações S.A.	52,732,025	3.98%	3.98%
NYSE (ADRs)	320,979,296	24.20%	24.20%	283,799,438	21.40%	21.40%
Other shareholders	291,909,839	22.01%	22.01%	311,652,323	23.50%	23.50%
Outstanding shares	1,326,093,947	100.00%	100.00%	1,326,093,947	100.00%	100.00%
(*)	Controlling group companies.

Schedule of earning per share

	12/31/2025	12/31/2024	12/31/2023

Loss for the period	(2,002,374)	(2,591,851)	(318,206)
Weighted average number of shares	1,326,093,947	1,326,093,947	1,326,093,947
Basic and diluted loss per share	(1.50998)	(1.95450)	(0.23996)